Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Wellesley Income Fund
Entity Central Index Key	0000105544
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000012161
Shareholder Report [Line Items]
Fund Name	Wellesley<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Income Fund
Class Name	Investor Shares
Trading Symbol	VWINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[1]
AssetsNet	$ 48,899,000,000
Holdings Count | Holding	1,448
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$48,899
Number of Portfolio Holdings	1,448
Portfolio Turnover Rate	31%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Common Stocks	37.2%
Corporate Bonds	41.9%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	13.5%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012162
Shareholder Report [Line Items]
Fund Name	Wellesley<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VWIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 48,899,000,000
Holdings Count | Holding	1,448
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$48,899
Number of Portfolio Holdings	1,448
Portfolio Turnover Rate	31%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Common Stocks	37.2%
Corporate Bonds	41.9%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	13.5%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.